Investment in joint venture (Details Narrative) - INR (₨)	Jun. 19, 2024	Mar. 31, 2025	Jun. 18, 2024	Mar. 31, 2024	Mar. 31, 2023
InvestmentInJointVentureLineItems [Line Items]
Contingent liabilities		₨ 1,146,824		₨ 713,159
Adventure and Nature Network Pvt. Ltd. [member]
InvestmentInJointVentureLineItems [Line Items]
Contingent liabilities			₨ 4,126,000	₨ 4,126,000	₨ 4,321,000
Share purchase agreement [Member] | Snow Leopard Adventures Private Limited [Member]
InvestmentInJointVentureLineItems [Line Items]
Cash consideration	₨ 9,800,000
Share purchase agreement [Member] | Adventure And Nature Network Pvt Ltd [Member]
InvestmentInJointVentureLineItems [Line Items]
Percentage of voting equity interests acquired	49.00%